Schedule of Investments - Virtus Seix AAA Private Credit CLO ETF

April 30, 2026 (unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES – 93.2%
Antares CLO 2018-3 Ltd., Class A1R, Series 2024-3A (Cayman Islands), 5.27%, (3-Month SOFR + 1.59%), 07/20/36(1)(2)	$600,000	$600,241
Antares CLO 2019-2 Ltd., Class A1R, Series 2024-2A (Cayman Islands), 5.62%, (3-Month SOFR + 1.95%), 01/23/36(1)(2)	670,000	672,011
BCC Middle Market CLO 2024-1 LLC, Class A1, Series 2024-1A (Cayman Islands), 5.43%, (3-Month SOFR + 1.75%), 07/17/36(1)(2)	900,000	900,613
Bcred CLO 2024-2 LLC, Class A, Series 2024-2A (Cayman Islands), 5.18%, (3-Month SOFR + 1.50%), 01/20/37(1)(2)	800,000	796,786
Bcred CLO 2025-1 LLC, Class A, Series 2025-1A (Cayman Islands), 5.06%, (3-Month SOFR + 1.38%), 04/20/37(1)(2)	1,000,000	998,819
BCRED MML CLO 2022-1 LLC, Class A1, Series 2022-1A, 5.33%, (3-Month SOFR + 1.65%), 04/20/35(1)(2)	1,000,000	1,000,716
BlackRock Shasta CLO XIII LLC, Class A1, Series 2024-1A, 5.52%, (3-Month SOFR + 1.85%), 07/15/36(1)(2)	600,000	600,704
Cerberus Loan Funding XLVIII LLC, Class AN, Series 2024-4A, 5.32%, (3-Month SOFR + 1.65%), 10/15/36(1)(2)	750,000	750,691
Churchill Middle Market CLO IV Ltd., Class AR, Series 2024-1A (Cayman Islands), 5.60%, (3-Month SOFR + 1.93%), 04/23/36(1)(2)	600,000	601,190
Deerpath Capital CLO 2021-1 Ltd., Class A1R, Series 2024-1A (Cayman Islands), 5.47%, (3-Month SOFR + 1.80%), 07/15/36(1)(2)	800,000	801,858
Fortress Credit Opportunities XXI CLO LLC, Class A1TR, Series 2025-21A, 5.24%, (3-Month SOFR + 1.57%), 01/21/37(1)(2)	600,000	600,441
Fortress Credit Opportunities XXXIII CLO LLC, Class A1T, Series 2026-33A, 5.15%, (3-Month SOFR + 1.43%), 04/20/38(1)(2)	500,000	500,797
Golub Capital Partners CLO 46M Ltd., Class A1R, Series 2024-46A, 5.49%, (3-Month SOFR + 1.81%), 04/20/37(1)(2)	157,000	157,390
Golub Capital Partners CLO 67M, Class A1, Series 2023-67A, 6.16%, (3-Month SOFR + 2.50%), 05/09/36(1)(2)	438,000	439,105
HIG Whitehorse Trinity CLO Ltd., Class A, Series 2024-1A (Jersey Island), 5.82%, (3-Month SOFR + 2.15%), 04/25/36(1)(2)	750,000	752,824
Hlend CLO 2025-3 LLC, Class A, Series 2025-3A, 5.08%, (3-Month SOFR + 1.40%), 01/20/37(1)(2)	600,000	595,651
HPS Private Credit CLO 2025-3 LLC, Class A1, Series 2025-3A, 5.33%, (3-Month SOFR + 1.65%), 07/20/37(1)(2)	1,000,000	1,000,786
IVY Hill Middle Market Credit Fund Xii Ltd., Class A1R2, Series 2025-12A (Cayman Islands), 5.08%, (3-Month SOFR + 1.40%), 04/20/37(1)(2)	850,000	850,212

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Kohlberg Credit CLO 2026-1 LLC, Class A, Series 2026-1A (Cayman Islands), 5.19%, (3-Month SOFR + 1.48%), 04/15/38(1)(2)	$1,000,000	$1,001,235
MCF CLO IX Ltd., Class A1RR, Series 2024-1A (Cayman Islands), 5.68%, (3-Month SOFR + 2.00%), 04/17/36(1)(2)	800,000	800,040
Owl Rock CLO III Ltd., Class AR, Series 2024-3A (Cayman Islands), 5.53%, (3-Month SOFR + 1.85%), 04/20/36(1)(2)	1,000,000	1,000,142
Whitehorse Cccera CLO LLC, Class C, Series 2025-2A, 6.17%, (3-Month SOFR + 2.50%), 09/12/37(1)(2)	1,000,000	1,001,206
Woodmont 2022-9 Trust, Class A1R, Series 2024-9A, 5.37%, (3-Month SOFR + 1.70%), 10/25/36(1)(2)	1,000,000	1,000,845
Total Asset Backed Securities
(Cost $17,481,984)		17,424,303
TERM LOAN – 4.3%
Consumer, Non-cyclical - 4.3%
Hologic, Inc., 5.92%, (SOFR + 2.25%), 04/07/33
(Cost $798,000)	800,000	796,504
TOTAL INVESTMENTS - 97.5%
(Cost $18,279,984)		18,220,807
Other Assets in Excess of Liabilities - 2.5%		469,757
Net Assets - 100.0%		$18,690,564

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2026.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2026, the aggregate value of these securities was $17,424,303, or 93.2% of net assets.

Abbreviations:
SOFR — Secured Overnight Financing Rate

Schedule of Investments - Virtus Seix AAA Private Credit CLO ETF (continued)

April 30, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$17,424,303	$—	$17,424,303
Term Loan	—	796,504	—	796,504
Total	$—	$18,220,807	$—	$18,220,807